Note 23 - Digital Assets Loan Payable (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	December 31,	December 31,
	2025	2024
Unsecured Borrowings from related parties at FVTPL(i)	$505,600	$482,450

Secured Borrowings at amortized cost	$49,982	$25,000

Borrowings (non-current)	$505,600	$482,450
Borrowings (current)	$49,982	$25,000

Digital assets loan payable [member]
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Year Ended December 31,
	2025	2024
Unsecured borrowing at FVTPL
Beginning of period	$20,613	$6,164
Loan repayment	(15,135)	—
Revaluations (gain)/loss	(211)	14,449
As of end of December 31,	$5,267	$20,613

Secured borrowing at FVTPL
Beginning of period	$—	$—
Loan drawdown	654,863	745
Loan repayment	(654,726)	(761)
Revaluations (gain)/loss	197	16
As of end of December 31,	$334	$—

Digital assets loan payable (non-current)	$5,267	$20,613
Digital assets loan payable (current)	$334	$—